Shareholder Report, Holdings (Details) - MP63 Fund	Feb. 28, 2026
Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Rtx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
The Travelers Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Emerson Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Communication Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Consumer Defensive Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.18%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.41%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.62%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%